Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2020
Amendments to IAS 1 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 1
Description of nature of impending change in accounting policy	Presentation of financial statements, and accounting policies, changes in accounting estimates and errors.
Date by which application of new IFRS is required	Jan. 01, 2022
IFRS 17 [Member]
Statement [Line Items]
Title of new IFRS	IFRS 17
Description of nature of impending change in accounting policy	Insurance contracts.
Date by which application of new IFRS is required	Jan. 01, 2023